Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Financial Instruments
Schedule of fair value of the derivative assets

	As of
	December 31,
	2018	2019
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,731	365
Forward foreign exchange contracts	—	7
Total	9,731	372
Derivative financial instruments, current asset	4,615	372
Derivative financial instruments, non-current asset	5,116	—
Total	9,731	372

Schedule of fair value of the derivative liabilities

	As of
	December 31,
	2018	2019
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	4,218	9,233
Forward foreign exchange contracts	578	62
Total	4,796	9,295
Derivative financial instruments, current liability	1,253	2,607
Derivative financial instruments, non-current liability	3,543	6,688
Total	4,796	9,295

Schedule of interest rate swaps held for trading

					Fixed	Notional Amount
		Trade	Effective	Termination	Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2018	2019
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2020	1.54%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2021	1.63%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.72%	130,000	130,000
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19%	80,000	80,000
GasLog Partners	GasLog	May 2018	May 2018	April 2023	3.15%	80,000	80,000
GasLog Partners	GasLog	Dec 2018	Jan 2019	Jan 2024	3.14%	N/A	75,000
						550,000	625,000

Schedule of forward foreign exchange contracts held for trading

					Fixed
			Number of		Exchange Rate
Company	Counterparty	Trade Date	contracts	Settlement Date	(USD/EUR)	Notional Amount
GasLog Partners	GasLog	Aug 2019	6	Jan 2020 - June 2020	1.1260 - 1.1385	€7,500
GasLog Partners	GasLog	Dec 2019	12	Jan 2020 - Dec 2020	1.12425 - 1.1456	€16,800
					Total	€24,300

					Fixed
			Number of		Exchange Rate
Company	Counterparty	Trade Date	contracts	Settlement Date	(USD/SGD)	Notional Amount
GasLog Partners	GasLog	Dec 2019	9	Jan 2020 - Sep 2020	1.3549	$2,250
					Total	$2,250

Schedule of analysis of (Gain)/loss on swaps

	For the year ended
	December 31,
	2017	2018	2019
Realized loss/(gain) on interest rate swaps held for trading	2,053	(1,772)	(2,358)
Realized loss on forward foreign exchange contracts held for trading	—	409	1,295
Unrealized (gain)/loss on interest rate swaps held for trading	(2,174)	833	14,381
Unrealized loss/(gain) on forward foreign exchange contracts held for trading	—	578	(523)
Total (gain)/loss on derivatives	(121)	48	12,795